Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
Disclosure of Detailed Information about Company's Principal Properties and Material Subsidiaries
All of the Company’s principal properties are located in the Americas. At December 31, 2024, all of the Company’s principal properties and material subsidiaries are wholly owned. Details of the Company’s principal properties and material subsidiaries are as follows:

	Ownership interest in subsidiary	Location	Principal property	Principal activity
Subsidiary
Premier Gold Mines Hardrock Inc. and PAG Holdings Corp.	100%	Canada	Greenstone Mine (“Greenstone”)	Production
Western Mesquite Mines, Inc.	100%	USA	Mesquite Mine (“Mesquite”)	Production
Desarrollos Mineros San Luis S.A. de C.V.	100%	Mexico	Los Filos Mine Complex (“Los Filos”)	Production
Mineração Aurizona S.A.	100%	Brazil	Aurizona Mine (“Aurizona”)	Production
Fazenda Brasileiro Desenvolvimento Mineral Ltda	100%	Brazil	Fazenda Mine (“Fazenda”)	Production
Mineração Riacho Dos Machados Ltda	100%	Brazil	RDM Mine (“RDM”)	Production
Santa Luz Desenvolvimento Mineral Ltda	100%	Brazil	Santa Luz Mine (“Santa Luz”)	Production
Castle Mountain Venture	100%	USA	Castle Mountain Mine (“Castle Mountain”)	Development